Loans Receivable (Narrative) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable [Line Items]
Percentage of covered loan loss, covered under loss share agreements	80.00%
Number of acquisitions	4
Deferred loan origination fees		$ 14,040,000	$ 9,422,000
Deferred loan expenses		5,270,000	4,828,000
Deposit liabilities reclassified as loans receivable		3,231,000	1,646,000
Loans with carrying value pledged to secure public deposits and other borrowings		1,504,512,000	1,112,214,000
Interest income, nonaccrual loans		3,193,000	4,113,000	2,198,000
Non-covered troubled debt restructurings modified during the current period		4,649,000	10,567,000
Total TDRs		17,710,000	23,953,000
CSB, Orion and Century [Member]
Loans Receivable [Line Items]
Percentage of covered loan losses that exceeds the threshold, covered under loss share agreements	95.00%
Sterling Bank [Member]
Loans Receivable [Line Items]
Percentage of covered loan losses that exceeds the threshold, covered under loss share agreements	80.00%
Troubled Debt Restructurings [Member]
Loans Receivable [Line Items]
Total TDRs		$ 17,710,000	$ 23,953,000